EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 8 - EARNINGS PER SHARE

According to the provisions of FASB ASC 260, Earnings Per Share, non-vested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and are included in the computation of EPS pursuant to the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. ESOP shares are considered outstanding for basic and diluted earnings per share when the shares are committed to be released. The Company’s non-vested restricted stock awards qualify as participating securities.

Net income is allocated between the common stock and participating securities pursuant to the two-class method, based on their rights to receive dividends, participate in earnings or absorb losses. Basic earnings per common share is computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period, excluding participating non-vested restricted shares.

The table below calculates the earnings per share for the year ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Basic:
Net income	$86	$2,102
Distributed earnings allocated to participating securities	(11)	(20)
Undistributed income allocated to participating securities	8	(9)

Net earnings allocated to common stockholders	83	2,073

Weighted average common shares outstanding including participating securities	2,093,113	2,204,803
Less: Participating securities	(47,051)	(34,729)

Weighted-average common shares outstanding for basic	2,046,062	2,170,074

Basic earnings per common share	$0.04	$0.96

Diluted:
Net earnings allocated to common stockholders	$83	$2,073

Weighted- average common shares outstanding for basic	2,046,062	2,170,074
Add dilutive effects of assumed exercise of:
Stock options	12,451	—
Stock awards	—	—

Weighted-average common shares outstanding for diluted	2,058,513	2,170,074

Diluted earnings per common share	$0.04	$0.96

At December 31, 2015 and 2014, there were 15,375 and 1,375 anti-dilutive stock options, respectively.

Employee stock ownership plan shares are considered outstanding for this calculation unless unearned. At December 31, 2015 and December 31, 2014 there were 101,281 and 105,032 shares unearned from the employee stock ownership plan, respectively.